TAXES ON INCOME (Schedule of Taxes on Income) (Current and Deferred) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Line Items]
Current		$ 47,318	$ 23,978	$ 37,694
Deferred		(25,906)	6,854	(27,785)
Taxes on income	$ 19,200	21,412	30,832	9,909
Domestic Country [Member]
Taxes on Income [Line Items]
Current		27,932	14,860	16,351
Deferred		165	9,952	(14,014)
Taxes on income		28,097	24,812	2,337
Foreign Country [Member]
Taxes on Income [Line Items]
Current		19,386	9,118	21,343
Deferred		(26,071)	(3,098)	(13,771)
Taxes on income		$ (6,685)	$ 6,020	$ 7,572